RELATED PARTIES	12 Months Ended
Dec. 31, 2023
RELATED PARTIES:
RELATED PARTIES
NOTE 14 - RELATED PARTIES:

The Company’s policy is to enter into transactions with related parties on terms that are on the whole no less favorable to it than those that would be available from unaffiliated parties at arm’s length. Based on its experience in the business sectors in which it operates and the terms of the transactions with unaffiliated third parties, the Company believes that all of the transactions described below met this policy standard at the time they occurred.

On May 4, 2017, the Company's Board of Directors approved the execution of a management and consulting services agreements with Ilan Gat Engineers LTD. (hereinafter: "Ilan Gat"), an entity which was controlled by Mr. Yoel Gat, the former CEO and a significant shareholder in the Company. According to this agreement, as of 2018, the management fees were paid to Ilan Gat, which consists of a monthly management fee of $50 and reimbursement of other monthly expenses for the services of Yoel Gat and Simona Gat, the former President and former COO of the Company. In November 2019 the Company’s board of directors approved a retroactive update of the monthly management fee starting in January 2019 to the amount of $100 and reimbursement of other monthly expenses.

In January 2021 the Company’s board of directors approved an update of the monthly management fee starting in January 2021 to the amount of $110 and reimbursement of other monthly expenses and a yearly bonus of 0.67% for Yoel Gat’s services and 0.67% for Simona Gat’s services out of the incremental year to year growth in Equity in the consolidated financial statements of the Company effective 2021 and Annual Bonus of 0.67% for Yoel Gat’s services and 0.67% for Simona Gat’s services out of the incremental year to year growth in revenues of the Company each year effective 2021. On December 24th, 2020 and on January 4th, 2021 the board and the shareholders, respectively approved the grant of 1.3 million options to Yoel Gat and 1.3 million options to Ms. Simona Gat to purchase ordinary shares of the Company according to the 2020 Share Award Plan.

On April 8, 2022 Mr. Yoel Gat, the Company’s former CEO, Chairman and founder passed away due to fatal illness and his entire holdings were inherited by Ms. Simona Gat.

On April 30, 2023, SatixFy Communications LTD. and Ilan Gat LTD. entered into a Separation Agreement pursuant to which Ms. Gat resigned from all positions at the Company and its subsidiaries, including serving as the President of the Company. Effective May 1, 2023, she instead began serving as an observer on the board of directors of the Company. The Company agreed to pay Ms. Gat compensation consisting of (i) five monthly payments in the gross sum of $55,000 plus VAT from May through September 2023; (ii) one monthly payment of $110,000 plus VAT in October 2023, totaling in the aggregate, $385,000 plus VAT; and (iii) other customary terms and conditions.

The Company and RaySat LTD. (“RaySat”), an entity organized under the laws of the State of Israel and controlled by Mr. Yoav Leibovitch, our Chairman of the board of directors and one of our significant shareholders, are parties to a Services Agreement effective as of January 1, 2013 (as amended as of June 27, 2017, September 6, 2020, January 4, 2021 and February 24, 2022). Pursuant to this agreement, Mr. Yoav Leibovitch provides financial management, business development, presidential and management services to the Company and its subsidiaries.

On September 15, 2022, the Company’s board approved an amendment, which was approved by The Company’s shareholders on September 28, 2022, to Mr. Leibovitch’s compensation under this agreement to (i) grant Mr. Leibovitch a $2 million success bonus payable upon the Closing of the Business Combination, (ii) increase Mr. Leibovitch’s monthly fee for services provided to $100,000 per month, effective as of October 1, 2022, increase Mr. Leibovitch’s yearly bonus such that the yearly bonus shall be 2% of the incremental year-over-year growth of the shareholders’ equity in the consolidated financial statements of the Company and increase Mr. Leibovitch’s annual bonus such that the annual bonus shall be 2% of the incremental year- over-year growth of revenues in the consolidated financial statements of the Company.

On October 19, 2023, upon recommendation of the Company’s board and compensation committee, our shareholders approved a one-time special success bonus of up to $1 million in the aggregate to our Executive Chairman of the Board, Mr. Yoav Leibovitch, in connection with the MDA Agreement (See note 3). The MDA bonus is to be paid in nine installments. Each of the special success bonus amounts relates to proceeds we have received and expect to receive with respect to the MDA Agreement during the relevant month. The MDA bonus shall not be paid if for any reason whatsoever, whether due to default by the Company or otherwise, we do not actually receive the relevant proceeds with respect to the MDA Agreement.

On February 6, 2018 and on February 14, 2020 the Company signed three development agreements with Jet Talk to provide an electronically steerable Panel Antenna Array (“PAA”) and supporting modem for a total consideration of $32,000 to be provided during 2018 through 2023. (See also Note 7).

Transactions with related parties:

	For the year ended December 31
	2023	2022
Revenues from ST Engineering iDirect (“iDirect”) (*)	2,065	489

(*) iDirect is a shareholder of the Company  and after SPAC transaction iDirect is no longer a related party due to their decreased holding.

For the year ended December 31, 2023:

Name	Position	Scope of Position	Holding Rate	Salary, bonuses and related expenses	Expected Bonus	Share- Based Payments
Nir Barkan	Acting CEO	Full Time	0.25%	303	160	129
Ilan Gat (Simona Gat)	Former president and COO	Full Time	19.47%	605	-	39
Raysat (Yoav Leibovitch)	Chairman	Full Time	26.35%	1,750	450	39

For the year ended December 31, 2022:

Name	Position	Scope of Position	Holding Rate	Salary, bonuses and related expenses	Expected Bonus	Share- Based Payments
Ilan Gat (Simona Gat)	President and COO	Full Time	19.8%	660	40	39
Raysat (Yoav Leibovitch)	Chairman	Full Time	27.04%	5,065	60	39

Outstanding balances with related parties:

	For the year ended December 31
	2023	2022
Assets
Contract assets (Jet Talk)	-	1,679
Jet Talk	75	157
Total Assets	75	1,836
Labilities
Raysat Israel LTD.	550	160
Ilan Gat Engineers LTD	-	95
Former CEO	-	100
Current CEO	190	-
Jet Talk	-	53
Total Liabilities	740	408